SCHEDULE OF EXCHANGE RATES (Details)	May 31, 2024	May 31, 2023
Year End Exchange Rate [Member]
Offsetting Assets [Line Items]
Average US$:S$ exchange rate	1.3509	1.3520
Average Exchange Rate [Member]
Offsetting Assets [Line Items]
Average US$:S$ exchange rate	1.3465	1.3690